Debt and Credit Facilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt and Credit Facilities
Debt and Credit Facilities
Long-Term Debt

December 31	2013	2012
6.0% senior notes due 2017	399	399
3.75% senior notes due 2022	747	747
3.5% senior notes due 2023	593	—
6.5% debentures due 2025	118	118
7.5% debentures due 2025	346	346
6.5% debentures due 2028	36	36
6.625% senior notes due 2037	54	54
5.22% debentures due 2097	89	89
Other long-term debt	58	45
	2,440	1,834
Adjustments, primarily unamortized gains on interest rate swap terminations	21	29
Less: current portion	(4)	(4)
Long-term debt	$2,457	$1,859

During the year ended December 31, 2013, the Company issued an aggregate face principal amount of $600 million of 3.50% Senior Notes due March 1, 2023, recognizing net proceeds of $588 million, after debt issuance costs and debt discounts.
During the year ended December 31, 2012, the Company issued an aggregate face principal amount of $750 million of 3.75% Senior Notes due 2022 (the “2022 Senior Notes”).  The Company also redeemed $400 million aggregate principal amount outstanding of its 5.375% Senior Notes due November 2012 for an aggregate purchase price of approximately $408 million.  After accelerating the amortization of debt issuance costs and debt discounts, the Company recognized a loss of approximately $6 million related to this redemption within Other income (expense) in the consolidated statements of operations.  This debt was repurchased with a portion of the proceeds from the issuance of the 2022 Senior Notes.
Aggregate requirements for long-term debt maturities during the next five years are as follows: 2014—$20 million; 2015—$5 million; 2016—$6 million; 2017—$406 million; and 2018—$6 million.
Credit Facilities
As of December 31, 2013, the Company had a $1.5 billion unsecured syndicated revolving credit facility (the “2011 Motorola Solutions Credit Agreement”) scheduled to expire on June 30, 2014. The Company was in compliance with its financial covenants as of December 31, 2013. The Company has never borrowed under the 2011 Motorola Solutions Credit Agreement. At December 31, 2013, the commitment fee assessed against the daily average unused amount was 25 basis points.